UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2005
                         -----------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                (AL FRANK LOGO)

                                 AL FRANK FUND
                          AL FRANK DIVIDEND VALUE FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2005

                                 AL FRANK FUNDS
                         32392 COAST HIGHWAY, SUITE 260
                             LAGUNA BEACH, CA 92651
                      SHAREHOLDER SERVICES (888) 263-6443
                              WWW.ALFRANKFUNDS.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                          32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
                                                            www.alfrankfunds.com

February 2006

Dear Shareholder:

While our time-tested approach of consistently buying and holding broadly diversified portfolios of undervalued stocks suggests that many will have a sense of deja vu as they read this year's Letter to Shareholders, we do hope that everyone takes a few minutes to read the paragraphs below in order to better understand their existing and/or potential new investment in the Al Frank Funds. We understand that many are concerned solely with performance, but it is imperative that folks appreciate the methodology that has created our solid long-term returns.

We know that more than a few Al Frank Fund (VALUX) shareholders have only recently come on board, drawn to our market-beating 1-, 3- or 5-year performance figures, but it must be pointed out that those gains were not achieved without any setbacks. For example, VALUX was down for the year as much as 8.83% at one point in 2005, yet closed the year with a gain of 11.06%. For its part, The Al Frank Dividend Value Fund (VALDX) was off as much as 5.15% on April 28 but closed out 2005 up 7.95% for the entire year. Clearly, we will not always be able to beat our peers or the market in the short run, but those who have remained patient have generally been rewarded in the fullness of time. I have said it before, but it bears repeating, we wish we could force our shareholders to leave their money in our funds for the long-term, not for our sake, but for theirs!

The table below documents the long-term performance numbers of which I speak. Of course, despite the market-beating returns, we realize that many shareholders will continue to try to time their purchases and sales of our Funds. Sadly, we are aware that quite a few short-term oriented folks have lost money investing in our Funds, even as both funds are priced near their all-time highs as of this writing. For what it is worth, rather than contemplating a sale, I have utilized periods of poor performance to add to my holdings in our Funds, a strategy also employed by many of our long-term shareholders.

FUND PERFORMANCE

                                              AL FRANK
                             AL FRANK         DIVIDEND
                               FUND          VALUE FUND
                            (INCEPTION       (INCEPTION      RUSSELL        S&P       WILSHIRE
                              1/2/98)        09/30/04)         2000         500         5000
                            ----------       ----------      -------        ---       --------
RECENT RETURNS THROUGH 12/30/05
   December 2005               1.92%           0.58%          -0.46%       0.03%        0.14%
            4Q05               4.07%           1.70%           1.13%       2.09%        2.21%

AVERAGE ANNUAL TOTAL RETURNS THROUGH 12/30/05
          1 Year              11.06%           7.95%           4.55%       4.91%        6.32%
         3 Years              31.80%             n/a          22.13%      14.40%       16.35%
         5 Years              17.05%             n/a           8.22%       0.54%        2.12%
   Since 1/2/98*<F1>          16.62%             n/a           6.89%       4.73%        5.25%
  Since 9/30/04*<F1>          21.77%          15.35%          15.15%      11.49%       13.60%

*<F1> Inception date for the Al Frank Fund is 1/2/98. The inception date for the Al Frank Dividend Value Fund is 09/30/04.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting www.alfrankfund.com. The Funds impose a 2% redemption fee on shares held for less than 60 days.

We strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long-term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to visit www.alfrankfunds.com/sar06 for additional information and to sign up for our free twice-monthly Buckingham Report service. The next time the going gets tough, we hope that you will think twice before redeeming and we think the Buckingham Reports just might encourage you to stay the course or even add to your holdings!

Given that both of our Funds are broadly diversified, one or two winning or losing stocks do not make or break performance and, as is generally the case, in 2005 favorable earnings comparisons powered the winning stocks while disappointing results drove the losers lower. VALUX benefited in 2005 from strong gains in: energy stocks like Valero Energy, Holly Corp, Tesoro Corp & Transocean; commodity stocks like Aleris Int'l & Ryerson; construction-related stocks like Lamson & Sessions, JLG Industries and Smith-Midland; aerospace-related stocks like LMI Aerospace, BE Aerospace & Boeing; retail stocks like JC Penney, Ann Taylor & Abercrombie & Fitch; technology stocks such as Peerless Systems, Diodes, Brightpoint, Apple Computer and Sandisk; homebuilding stocks such as Beazer Homes & KB Home and healthcare stocks like Humana, Aetna & McKesson. Also helping performance were buyout offers received on Vintage Petroleum, Toys R Us, Burlington Coat, Pacificare & Blue Martini.

VALDX was powered higher by some of the same VALUX stellar performers such as Valero Energy, Kaman Corp, Ryerson and McKesson, but also by Empire Resources, Adtran, Marathon Oil, Circuit City and Devon Energy. In addition, the acquisitions of Haggar, Georgia Pacific and May Department Stores helped our performance.

Obviously, not all of our picks were winners. In 2005, VALUX was held back by big losses in Dura Automotive, Gateway, Avici Systems, InFocus, Blonder Tongue and ActivCard. In VALDX, Doral Financial, General Motors, Alliance One Int'l, Ford and Sea Containers were among the largest losers. Keep in mind that our largest holding in either fund is less than 1%, so individual losers may not be very painful, and our historical experience has proven that our winners win more than our losers lose. We thus will happily take the bad with the good, as our market-beating returns are proof that our time-tested approach works. Certainly, we are always working to improve our research, but the same fundamental analysis that gave us the top performers also led us to the laggards.

Those who are familiar with our investment approach are likely well aware that we remain very optimistic about the prospects for the securities we hold in our Funds. The reasons for our enthusiasm regarding stocks have changed little. As an important contrary indicator, investor sentiment remains neutral, if not negative, and equities in generally have posted below trend returns for the better part of this decade. On the whole, corporate balance sheets are in superb shape, corporate profits are likely to remain robust, the economy is moving along at a healthy clip and merger and acquisition activity is booming. Most important, valuations are for the most part attractive with the forward P/E ratio (based on 2006 estimated earnings) on the S&P 500 Index near 15.

Valuations become even more inexpensive when compared to long-term interest rates which continue to reside near generational lows, despite 14 rate hikes from the Federal Reserve. While the Fed is likely to raise rates one or two times more in the coming months, we are of the belief that there will not be much more after that in the way of Fed tightening. This situation could prove a positive catalyst for stocks later in the year, just as it was for a short period of time in January 2006. Incredibly, we also can't forget that despite the Fed-Funds rate climbing from a 46-year low of 1% to 4.5%, the yields on long-term treasuries are lower today than when the Fed started boosting rates back in 2004!

Certainly, we recognize that the talking heads and media pundits will continue to find plenty to worry about, but with our broad diversification and emphasis on out-of-favor stocks, we have every expectation that our portfolios should continue to perform well over the long-term. Of course, we can never forget that stocks in general have historically returned 10% to 12% per annum, with undervalued equities performing even better.

While I recognize that VALUX and VALDX are classified as Small- to Mid-Cap Value Funds, I remind shareholders that we are never constrained by asset allocation style boxes. Take a look at the Top 10 Holdings (as a percentage of total assets on December 30, 2005) of each Fund to see what I mean. In VALUX, Valero Energy, United Healthcare and Advanced Micro Devices sport market capitalizations of more than $15 billion, not exactly small-cap, while in VALDX, companies like Adtran, McKesson and National Semiconductor could be considered more growth oriented as opposed to value-based.

TOP TEN HOLDINGS                                        AS OF DECEMBER 30, 2005

                                           THE AL FRANK DIVIDEND
THE AL FRANK FUND (VALUX)                  VALUE FUND (VALDX)

 1.  Valero Energy              0.98%       1. Valero Energy              1.07%
 2.  Beazer Homes               0.94%       2. Ryerson Tull Inc.          0.93%
 3.  Aleris Int'l.              0.91%       3. Trinity Industries         0.85%
 4.  Holly Corp.                0.89%       4. Marathon Oil               0.81%
 5.  Giant Industries           0.88%       5. AdTran                     0.80%
 6.  Washington Mutual          0.87%       6. McKesson                   0.79%
 7.  Humana                     0.82%       7. Devon Energy               0.75%
 8.  United Healthcare          0.82%       8. Circuit City Stores        0.74%
 9.  Advanced Micro Devices     0.81%       9. National Semiconductor     0.71%
10.  Vintage Petroleum          0.81%      10. Beazer Homes               0.70%

Fund holdings are subject to change and are not recommendations to buy or sell any security

We are style agnostic as we seek bargains wherever they reside. If Blue-Chips are cheap, we will buy them. If technology stocks are undervalued, we will not hesitate to pick them up. After all, we believe that if we limit our investment universe by market-cap or value-versus-growth distinctions, then we are likely to limit our returns! Generally speaking, mid- and large-cap stocks have become more attractive on a relative basis these days, especially as small-cap stocks have performed well, so our new buying in those areas is moving the median market capitalizations of both of our funds higher.

All of us at Al Frank Asset Management appreciate the patronage of our long-term oriented shareholders and we continue to be guided by the motto, "In order to turn ordinary into extraordinary, you put in the extra." And why not, our money is invested right beside yours.

Sincerely,

/s/John Buckingham

John Buckingham
President & Chief Portfolio Manager

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

INVESTING IN SECURITIES OF SMALL AND MEDIUM-CAPITALIZATION COMPANIES INVOLVES GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

Investment performance reflects voluntary fee waivers. In the absence of returns such waivers, total returns would be reduced.

The S&P 500, Russell 2000 and Wilshire 5000 are unmanaged indices commonly used to measure performance of US stocks. The S&P 500 invests primarily in large-cap stocks; the Wilshire 5000 invests primarily in small-, mid- and large-cap stocks; and the Russell 2000 invests primarily in small-cap stocks. You cannot invest directly in an index.

P/E Ratio is the current stock price divided by the earnings per share.

This material must be preceded or accompanied by a current prospectus. Read it carefully before investing.

Distributed by Quasar Distributors LLC.  (2/06)

                                 AL FRANK FUND

   Comparison of the change in value of a hypothetical $10,000 investment in Al Frank Fund vs. the Dow Jones Wilshire 5000 (Full Cap) Index, the S&P/Barra
           Value Index, the Russell 2000 Index, and the S&P 500 Index

                            Russell       Dow Jones
               Al Frank      2000       Wilshire 5000    S&P 500     S&P/Barra
    Date         Fund        Index    (Full Cap) Index    Index     Value Index
    ----       --------     -------   ----------------   -------    -----------
     1/2/98     $10,000     $10,000        $10,000        $10,000     $10,000
   12/31/98      $9,070      $9,758        $12,309        $12,797     $11,447
   12/31/99     $14,550     $11,833        $15,209        $15,489     $12,903
 12/31/2000     $15,566     $11,475        $13,553        $14,080     $13,688
 12/31/2001     $20,195     $11,761        $12,066        $12,406     $12,085
 12/31/2002     $14,945      $9,352         $9,549         $9,664      $9,565
 12/31/2003     $26,598     $13,771        $12,570        $12,436     $12,606
 12/31/2004     $30,801     $16,296        $14,157        $13,789     $14,584
 12/31/2005     $34,217     $17,037        $15,051        $14,466     $15,513

                        AVERAGE ANNUAL TOTAL RETURN1<F2>

                                   Dow Jones          S&P/      Russell    S&P
                     Al Frank    Wilshire 5000       Barra        2000     500
                       Fund     (Full Cap) Index  Value Index    Index    Index
                     --------   ----------------  -----------   -------   -----
1 Year                11.06%         6.32%           6.37%       4.55%    4.91%
5 Year                17.05%         2.12%           2.53%       8.22%    0.54%
Since inception
  (1/2/98)            16.62%         5.25%           5.65%       6.89%    4.73%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data for the most recent month end is available at www.alfrankfunds.com. The Fund imposes a 2.00% redemption fee on shares held less than two months.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

1<F2> Average Annual Total Return represents the average change in account value over the periods indicated.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 12/31/05, the index was comprised of approximately 6,700 companies.

The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 Index with lower price-to-book ratios.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P 500 Index is and unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Indices do not incur expenses and are not available for investment.

                          AL FRANK DIVIDEND VALUE FUND

          Comparison of the change in value of a $10,000 investment in The Al Frank Dividend Value Fund vs the Dow Jones Wilshire 5000 (Full Cap)
             Index, the S&P 400 Midcap Index, and the S&P 500 Index

                 Al Frank                        Dow Jones
              Dividend Value     S&P 500       Wilshire 5000         S&P 400
    Date           Fund           Index       (Full Cap) Index     Midcap Index
    ----      --------------     -------      ----------------     ------------
  9/30/2004      $10,000         $10,000          $10,000            $10,000
 12/31/2004      $11,077         $10,923          $11,033            $11,216
  3/31/2005      $11,167         $10,689          $10,770            $11,171
  6/30/2005      $11,428         $10,835          $11,036            $11,647
  9/30/2005      $11,758         $11,225          $11,465            $12,215
 12/31/2005      $11,958         $11,460          $11,731            $12,623

                        AVERAGE ANNUAL TOTAL RETURN1<F3>

                             Al Frank         Dow Jones      S&P 400
                          Dividend Value    Wilshire 5000     Midcap   S&P 500
                               Fund       (Full Cap) Index    Index     Index
                          --------------  ----------------   -------   -------
1 Year                        7.95%             6.32%         12.56%     4.91%
Since inception (9/30/04)    15.35%            13.60%         20.46%    11.49%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data for the most recent month end is available at www.alfrankfunds.com. The Fund imposes a 2.00% redemption fee on shares held less than two months.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

1<F3> Average Annual Total Return represents the average change in account value over the periods indicated.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 12/31/05, the index was comprised of approximately 6,700 companies.

The S&P 400 Midcap Index is a capitalization-weighted indices which measures the performance of the mid-range sector of the U.S. stock market.

The S&P 500 Index is and unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Indices do not incur expenses and are not available for investment.

                                 AL FRANK FUNDS

EXPENSE EXAMPLE AT DECEMBER 31, 2005 (UNAUDITED)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/05 - 12/31/05).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.98% per the advisory agreement. Please note that the Al Frank Fund operated below the expense cap at 1.67%. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AL FRANK FUND

                            BEGINNING        ENDING          EXPENSES PAID
                          ACCOUNT VALUE  ACCOUNT VALUE       DURING PERIOD
                              7/1/05        12/31/05     7/1/05 - 12/31/05*<F4>
                           ------------  -------------   ----------------------
Actual                      $1,000.00      $1,096.00             $8.82
Hypothetical (5% return     $1,000.00      $1,016.79             $8.49
before expenses)

*<F4> Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

AL FRANK DIVIDEND VALUE FUND

                            BEGINNING        ENDING          EXPENSES PAID
                          ACCOUNT VALUE  ACCOUNT VALUE       DURING PERIOD
                              7/1/05        12/31/05     7/1/05 - 12/31/05*<F5>
                           ------------  -------------   ----------------------
Actual                      $1,000.00      $1,046.40             $10.21
Hypothetical (5% return     $1,000.00      $1,015.22             $10.06
before expenses)

*<F5> Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the expenses for the period.

                                 AL FRANK FUNDS

ALLOCATION OF PORTFOLIO ASSETS AT DECEMBER 31, 2005 (UNAUDITED)

                                 AL FRANK FUND

                    Consumer Cyclical                    19%
                    Consumer Noncyclical                  3%
                    Energy                               13%
                    Financial                             8%
                    Health Care                           7%
                    Industrial                           17%
                    Technology                           24%
                    Basic Materials                       4%
                    Telecommunications                    2%
                    Short-Term Investments                3%

                          AL FRANK DIVIDEND VALUE FUND

                    Consumer Cyclical                    22%
                    Consumer Noncyclical                  4%
                    Energy                               12%
                    Financial                            16%
                    Health Care                           7%
                    Industrial                           15%
                    Technology                           14%
                    Basic Materials                       6%
                    Telecommunications                    1%
                    Short-Term Investments                3%

                                 AL FRANK FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2005

  Shares     Common Stocks: 96.78%                                    Value
  ------     ---------------------                                    -----
             ADVANCED INDUSTRIAL EQUIPMENT: 0.88%
    45,000   The Lamson & Sessions Co.*<F6>                       $  1,125,900
    76,200   O.I. Corp.*<F6>                                           944,880
    57,000   Technology Research Corp.                                 242,250
                                                                  ------------
                                                                     2,313,030
                                                                  ------------
             ADVANCED MEDICAL DEVICES: 0.68%
     7,176   Advanced Medical Optics, Inc.*<F6>                        299,957
    37,650   Bio-logic Systems Corp.*<F6>                              328,684
   273,300   Cathay Merchant Group, Inc.*<F6>                          106,587
    15,074   Utah Medical Products, Inc.                               482,971
    75,000   Vascular Solutions, Inc.*<F6>                             567,000
                                                                  ------------
                                                                     1,785,199
                                                                  ------------
             AEROSPACE & DEFENSE: 4.47%
    24,100   AAR Corp.*<F6>                                            577,195
    50,000   The Allied Defense Group, Inc.*<F6>                     1,138,500
    40,000   BE Aerospace, Inc.*<F6>                                   880,000
    15,500   The Boeing Co.                                          1,088,720
    40,000   Ducommun, Inc.*<F6>                                       854,400
    50,000   Kaman Corp. - Class A                                     984,500
   129,900   LMI Aerospace, Inc.*<F6>                                1,841,982
    22,000   Lockheed Martin Corp.                                   1,399,860
   143,750   Orbit International Corp.*<F6>                          1,791,125
    12,300   Pemco Aviation Group, Inc.*<F6>                           216,591
    15,000   Raytheon Co.                                              602,250
   110,700   SIFCO Industries, Inc.*<F6>                               431,730
                                                                  ------------
                                                                    11,806,853
                                                                  ------------
             AIRLINES: 1.34%
    22,000   Air France ADR                                            475,640
    80,000   Airtran Holdings, Inc.*<F6>                             1,282,400
    75,000   Mesa Air Group, Inc.*<F6>                                 784,500
   175,000   Midwest Air Group, Inc.*<F6>                              987,000
                                                                  ------------
                                                                     3,529,540
                                                                  ------------
             ALUMINUM: 0.37%
    33,000   Alcoa, Inc.                                               975,810
                                                                  ------------

             AUTOMOBILE MANUFACTURERS: 0.75%
    20,000   DaimlerChrysler AG#<F7>                                 1,020,600
    70,000   Ford Motor Co.                                            540,400
    22,000   General Motors Corp.                                      427,240
                                                                  ------------
                                                                     1,988,240
                                                                  ------------
             AUTOMOBILE PARTS & EQUIPMENT: 0.79%
    35,000   ArvinMeritor, Inc.                                        503,650
    23,000   Cooper Tire & Rubber Co.                                  352,360
    80,000   Dura Automotive Systems, Inc.*<F6>                        179,200
    60,000   The Goodyear Tire & Rubber Co.*<F6>                     1,042,800
                                                                  ------------
                                                                     2,078,010
                                                                  ------------
             BANKS: 1.52%
    20,000   Bank of America Corp.                                     923,000
    20,000   BankAtlantic Bancorp, Inc. - Class A                      280,000
   102,480   BFC Financial Corp. - Class A*<F6>                        565,690
    38,000   Capstead Mortgage Corp.                                   220,780
    18,000   Citigroup, Inc.                                           873,540
    13,200   JPMorgan Chase & Co.                                      523,908
    12,500   National City Corp.                                       419,625
    10,000   Sovereign Bancorp, Inc.                                   216,200
                                                                  ------------
                                                                     4,022,743
                                                                  ------------
             BROKERAGES: 0.81%
    10,000   Lehman Brothers Holdings, Inc.                          1,281,700
     7,500   The Bear Stearns Companies, Inc.                          866,475
                                                                  ------------
                                                                     2,148,175
                                                                  ------------
             BUILDING MATERIALS: 2.06%
    20,000   Ameron International Corp.                                911,600
   100,000   Huttig Building Products, Inc.*<F6>                       840,000
    17,000   International Aluminum Corp.                              684,250
    30,000   JLG Industries, Inc.                                    1,369,800
    22,000   Ready Mix, Inc.                                           301,400
   440,000   Smith-Midland Corp.*<F6>^<F8>                           1,342,000
                                                                  ------------
                                                                     5,449,050
                                                                  ------------
             BUSINESS SERVICES: 3.67%
    40,000   Ambassadors International, Inc.                           620,000
   260,000   Analysts International Corp.*<F6>                         624,000
   140,000   Computer Horizons Corp.*<F6>                              609,000
   110,000   Edgewater Technology, Inc.*<F6>                           649,000
   151,100   HealthStream, Inc.*<F6>                                   352,063
    90,000   Insweb Corp.*<F6>                                         297,000
    30,000   MasTec, Inc.*<F6>                                         314,100
   125,000   Onvia.com, Inc.*<F6>                                      503,750
   102,000   Optimal Group, Inc. - Class A*<F6>#<F7>                 2,066,520
    49,630   Quotesmith.com, Inc.*<F6>                                 148,890
    14,500   Technology Solutions Co.*<F6>                             110,200
   210,000   Traffix, Inc.                                           1,075,200
    89,999   ValueClick, Inc.*<F6>                                   1,629,882
    90,000   Vicon Industries, Inc.*<F6>                               274,500
   200,000   Zomax, Inc.*<F6>                                          416,000
                                                                  ------------
                                                                     9,690,105
                                                                  ------------
             CASINOS & CASINO EQUIPMENT: 0.25%
    30,000   Alliance Gaming Corp.*<F6>                                390,600
     9,000   International Game Technology                             277,020
                                                                  ------------
                                                                       667,620
                                                                  ------------
             CHEMICALS, COMMODITY: 0.80%
    15,000   E.I. Du Pont de Nemours and Co.                           637,500
    12,500   Lyondell Chemical Co.                                     297,750
    60,000   Olin Corp.                                              1,180,800
                                                                  ------------
                                                                     2,116,050
                                                                  ------------
             CHEMICALS, SPECIALTY: 0.69%
    15,000   Octel Corp.                                               244,050
    20,000   OM Group, Inc.*<F6>                                       375,200
    25,000   The Mosaic Co.*<F6>                                       365,750
   125,000   Wellman, Inc.                                             847,500
                                                                  ------------
                                                                     1,832,500
                                                                  ------------
             CLOTHING/FABRICS: 1.96%
    50,000   Delta Apparel, Inc.                                       777,500
   120,000   Hartmarx Corp.*<F6>                                       937,200
    10,000   Kellwood Co.                                              238,800
    10,000   Oxford Industries, Inc.                                   547,000
    84,850   Quaker Fabric Corp.*<F6>                                  182,427
    80,000   Quiksilver, Inc.*<F6>                                   1,107,200
    35,000   Russell Corp.                                             471,100
   305,000   Unifi, Inc.*<F6>                                          927,200
                                                                  ------------
                                                                     5,188,427
                                                                  ------------
             COMMUNICATIONS TECHNOLOGY: 4.63%
   150,000   3Com Corp.*<F6>                                           540,000
    45,000   Andrew Corp.*<F6>                                         482,850
   200,000   APA Enterprises, Inc.*<F6>                                270,000
    65,000   AsiaInfo Holdings, Inc.*<F6>                              258,700
   100,000   Avanex Corp.*<F6>                                         137,000
    30,000   Avaya, Inc.*<F6>                                          320,100
   115,000   Avici Systems, Inc.*<F6>                                  449,650
   241,000   Blonder Tongue Laboratories, Inc.*<F6>                    469,950
    65,000   Communications Systems, Inc.                              798,200
    30,000   Comverse Technology, Inc.*<F6>                            797,700
   230,000   deltathree, Inc. - Class A*<F6>                           669,300
    66,600   Digi International, Inc.*<F6>                             698,634
   435,000   Forgent Networks, Inc.*<F6>                             1,131,000
    52,000   McDATA Corp. - Class A*<F6>                               197,600
    65,000   Network Equipment Technologies, Inc.*<F6>                 286,000
    75,000   Novell, Inc.*<F6>                                         662,250
    28,000   Polycom, Inc.*<F6>                                        428,400
   100,000   Stratos International, Inc.*<F6>                          610,000
    27,609   Symmetricom, Inc.*<F6>                                    233,848
   125,000   Tellabs, Inc.*<F6>                                      1,362,500
   355,000   TII Network Technologies, Inc.*<F6>                       894,600
    60,000   TriQuint Semiconductor, Inc.*<F6>                         267,000
   100,000   Wireless Telecom Group, Inc.                              265,000
                                                                  ------------
                                                                    12,230,282
                                                                  ------------
             COMPUTERS/HARDWARE: 2.14%
    49,050   AU Optronics Corp. ADR                                    736,240
    20,000   Apple Computer, Inc.*<F6>                               1,437,800
   150,000   Gateway, Inc.*<F6>                                        376,500
    35,000   GTSI Corp.*<F6>                                           245,000
    30,000   Hewlett Packard Co.                                       858,900
    25,000   SanDisk Corp.*<F6>                                      1,570,500
   100,000   Sun Microsystems, Inc.*<F6>                               419,000
                                                                  ------------
                                                                     5,643,940
                                                                  ------------
             CONSUMER SERVICES: 0.04%
     4,000   SINA Corp.*<F6>#<F7>                                       96,640
                                                                  ------------

             CONTAINERS & PACKAGING: 0.58%
    80,000   American Biltrite, Inc.*<F6>                              868,000
    60,000   Rock of Ages Corp.                                        259,200
   150,000   Rotonics Manufacturing, Inc.                              400,500
                                                                  ------------
                                                                     1,527,700
                                                                  ------------
             COSMETICS/PERSONAL CARE: 0.06%
    10,000   Helen of Troy Ltd.*<F6>#<F7>                              161,100
                                                                  ------------

             CREDIT CARDS: 0.23%
    22,000   MBNA Corp.                                                597,300
                                                                  ------------

             DATA STORAGE/DISK DRIVES: 1.05%
    70,000   Adaptec, Inc.*<F6>                                        407,400
   170,000   Innovex, Inc.*<F6>                                        586,500
    50,000   Iomega Corp.*<F6>                                         124,500
    13,000   Seagate Technology#<F7>                                   259,870
    75,000   Western Digital Corp.*<F6>                              1,395,750
                                                                  ------------
                                                                     2,774,020
                                                                  ------------
             ELECTRICAL COMPONENTS & EQUIPMENT: 1.91%
    31,000   American Power Conversion Corp.                           682,000
    13,000   Applied Films Corp.*<F6>                                  270,010
    50,000   AVX Corp.                                                 724,000
    32,000   C&D Technologies, Inc.                                    243,840
   125,000   Fedders Corp.                                             215,000
    55,000   Frequency Electronics, Inc.                               576,950
    50,000   Kemet Corp.*<F6>                                          353,500
    40,000   OSI Systems, Inc.*<F6>                                    735,600
    91,500   Vishay Intertechnology, Inc.*<F6>                       1,259,040
                                                                  ------------
                                                                     5,059,940
                                                                  ------------
             ELECTRONIC MANUFACTURING SERVICES: 0.54%
    40,000   Flextronics International LTD*<F6>#<F7>                   417,600
    25,000   Nam Tai Electronics, Inc.#<F7>                            562,500
   125,000   Solectron Corp.*<F6>                                      457,500
                                                                  ------------
                                                                     1,437,600
                                                                  ------------
             FIBER OPTIC COMPONENTS: 0.63%
   319,900   Alliance Fiber Optic Products, Inc.*<F6>                  364,686
    75,000   Bookham, Inc.*<F6>                                        429,000
    45,000   Corning, Inc.*<F6>                                        884,700
                                                                  ------------
                                                                     1,678,386
                                                                  ------------
             FINANCIAL SERVICES, DIVERSIFIED:  0.56%
    10,000   Fannie Mae                                                488,100
    40,000   H & R Block, Inc.                                         982,000
                                                                  ------------
                                                                     1,470,100
                                                                  ------------
             FIXED LINE COMMUNICATIONS: 0.35%
    25,000   ADC Telecommunications, Inc.*<F6>                         558,500
    15,000   AT&T, Inc.                                                367,350
                                                                  ------------
                                                                       925,850
                                                                  ------------
             FOOD MANUFACTURERS: 0.73%
    45,000   Archer-Daniels-Midland Co.                              1,109,700
    43,000   Sara Lee Corp.                                            812,700
                                                                  ------------
                                                                     1,922,400
                                                                  ------------
             FOOTWEAR: 0.56%
     7,500   Deckers Outdoor Corp.*<F6>                                207,150
    21,000   Steven Madden, Ltd                                        613,830
    20,000   The Timberland Co. - Class A*<F6>                         651,000
                                                                  ------------
                                                                     1,471,980
                                                                  ------------
             FOREST PRODUCTS: 0.11%
    35,000   Pope & Talbot, Inc.                                       291,550
                                                                  ------------

             HEALTHCARE PROVIDERS: 3.45%
    21,000   Aetna, Inc.                                             1,980,510
    95,000   American Shared Hospital Services                         596,600
    20,000   HCA, Inc.                                               1,010,000
    40,000   Humana, Inc.*<F6>                                       2,173,200
    60,000   Res-Care, Inc.*<F6>                                     1,042,200
    61,000   United American Healthcare Corp.*<F6>                     146,400
    34,667   UnitedHealth Group, Inc.                                2,154,207
                                                                  ------------
                                                                     9,103,117
                                                                  ------------
             HEAVY CONSTRUCTION: 0.12%
   172,300   Williams Industries, Inc.*<F6>                            308,417
                                                                  ------------

             HOME CONSTRUCTION: 7.13%
    34,000   Beazer Homes USA, Inc.                                  2,476,560
    20,000   Cavco Industries, Inc.*<F6>                               765,600
    22,500   Centex Corp.                                            1,608,525
    46,666   D.R. Horton, Inc.                                       1,667,376
    27,500   Hovanian Enterprises, Inc. - Class A*<F6>               1,365,100
    25,000   KB Home                                                 1,816,500
    20,000   Lennar Corp. - Class A                                  1,220,400
     5,200   M.D.C. Holdings, Inc.                                     322,296
    35,000   Orleans Homebuilders, Inc.                                642,250
    40,000   Pulte Homes, Inc.                                       1,574,400
    25,000   Ryland Group, Inc.                                      1,803,250
    40,000   Standard Pacific Corp.                                  1,472,000
    28,000   Toll Brothers, Inc.*<F6>                                  969,920
    32,500   WCI Communities, Inc.*<F6>                                872,625
     2,500   William Lyon Homes, Inc.*<F6>                             252,250
                                                                  ------------
                                                                    18,829,052
                                                                  ------------
             HOME FURNISHINGS: 0.61%
    55,000   Applica, Inc.*<F6>                                         86,900
    32,700   Chromcraft Revington, Inc.*<F6>                           428,370
     6,000   Craftmade International, Inc.                             120,060
    33,896   The Dixie Group, Inc.*<F6>                                467,087
     6,000   Whirlpool Corp.                                           502,560
                                                                  ------------
                                                                     1,604,977
                                                                  ------------
             HOUSE, DURABLE: 0.33%
    71,200   Global-Tech Appliances, Inc.*<F6>#<F7>                    267,712
    45,000   Lenox Group, Inc.*<F6>                                    595,800
                                                                  ------------
                                                                       863,512
                                                                  ------------
             HOUSE, NON-DURABLE: 0.06%
     3,500   Central Garden & Pet Co.*<F6>                             160,790
                                                                  ------------

             INDUSTRIAL DIVERSIFIED: 0.43%
     3,200   3M Co.                                                    248,000
    35,000   McRae Industries, Inc. - Class A                          357,000
    44,900   P & F Industries, Inc. - Class A*<F6>                     538,804
                                                                  ------------
                                                                     1,143,804
                                                                  ------------
             INDUSTRIAL SERVICES & DISTRIBUTORS: 0.84%
    30,000   Avnet, Inc.*<F6>                                          718,200
    75,000   Nu Horizons Electronics Corp.*<F6>                        757,500
    50,908   Spectrum Control, Inc.*<F6>                               316,139
    75,000   Trio-Tech International*<F6>                              441,750
                                                                  ------------
                                                                     2,233,589
                                                                  ------------
             INSURANCE, FULL LINE: 0.32%
    10,000   Hartford Financial Services Group, Inc.                   858,900
                                                                  ------------

             INSURANCE, LIFE: 0.58%
     2,500   National Western Life
               Insurance Co. - Class A                                 517,275
    45,000   UnumProvident Corp.                                     1,023,750
                                                                  ------------
                                                                     1,541,025
                                                                  ------------
             INSURANCE, PROPERTY & CASUALTY: 1.93%
    15,000   Direct General Corp.                                      253,500
     7,500   Endurance Specialty Holdings Ltd.#<F7>                    268,875
    20,000   Merchants Group, Inc.                                     603,000
    10,500   MGIC Investment Corp.                                     691,110
    30,000   PXRE Group LTD.#<F7>                                      388,800
    11,500   Radian Group, Inc.                                        673,785
    25,000   RTW, Inc.*<F6>                                            237,500
    20,000   The Allstate Corp.                                      1,081,400
    20,000   The St. Paul Travelers Companies, Inc.                    893,400
                                                                  ------------
                                                                     5,091,370
                                                                  ------------
             MARINE TRANSPORTATION/SHIPPING
               (NON-ENERGY): 0.27%
    57,500   Sea Containers Ltd. -  Class A#<F7>                       721,050
                                                                  ------------

             MEDICAL SUPPLIES: 1.06%
    25,000   Baxter International, Inc.                                941,250
    36,000   McKesson Corp.                                          1,857,240
                                                                  ------------
                                                                     2,798,490
                                                                  ------------
             NATURAL GAS: 0.27%
    30,000   KCS Energy, Inc.*<F6>                                     726,600
                                                                  ------------

             OIL, EQUIPMENT & SERVICES: 2.24%
    50,000   Key Energy Services, Inc.*<F6>                            673,500
     4,700   Lone Star Technologies, Inc.*<F6>                         242,802
    40,000   Maverick Tube Corp.*<F6>                                1,594,400
    30,000   Oceaneering International, Inc.*<F6>                    1,493,400
    20,000   Offshore Logistics, Inc.*<F6>                             584,000
    30,000   Tidewater Inc.                                          1,333,800
                                                                  ------------
                                                                     5,921,902
                                                                  ------------
             OIL, EXPLORATION & PRODUCTION/DRILLING: 2.18%
    35,000   GlobalSantaFe Corp.#<F7>                                1,685,250
    18,000   Nabors Industries, Ltd.*<F6>#<F7>                       1,363,500
     6,800   Noble Energy, Inc.                                        274,040
    10,000   Rowan Companies, Inc.                                     356,400
    30,000   Transocean, Inc.*<F6>#<F7>                              2,090,700
                                                                  ------------
                                                                     5,769,890
                                                                  ------------
             OIL, INTEGRATED MAJORS: 1.66%
    17,500   Anadarko Petroleum Corp.                                1,658,125
     5,500   Chevron Corp.                                             312,235
     5,000   ConocoPhillips                                            290,900
     5,500   Exxon Mobil Corp.                                         308,935
    30,000   Marathon Oil Corp.                                      1,829,100
                                                                  ------------
                                                                     4,399,295
                                                                  ------------
             OIL, REFINERS: 3.50%
    45,000   Giant Industries, Inc.*<F6>                             2,338,200
    40,000   Holly Corp.                                             2,354,800
    32,000   Tesoro Petroleum Corp.                                  1,969,600
    50,000   Valero Energy Corp.                                     2,580,000
                                                                  ------------
                                                                     9,242,600
                                                                  ------------
             OIL, SECONDARY: 1.07%
    10,000   Apache Corp.                                              685,200
    40,000   Vintage Petroleum, Inc.                                 2,133,200
                                                                  ------------
                                                                     2,818,400
                                                                  ------------
             OIL, TRANSPORTATION/SHIPPING: 2.01%
    25,000   Dryships, Inc.#<F7>                                       305,498
    12,500   Frontline LTD.#<F7>                                       474,000
     6,700   General Maritime Corp.#<F7>                               248,168
    10,000   Nordic American Tanker Shipping LTD.#<F7>                 287,900
    90,000   OMI Corp.#<F7>                                          1,633,500
    15,000   Overseas Shipholding Group, Inc.                          755,850
     4,375   Ship Finance International Ltd.#<F7>                       73,938
    20,000   Teekay Shipping Corp.#<F7>                                798,000
    20,000   Tsakos Energy Navigation LTD.#<F7>                        733,400
                                                                  ------------
                                                                     5,310,254
                                                                  ------------
             OTHER NON-FERROUS: 0.77%
    20,000   Inco, Ltd.#<F7>                                           871,400
     8,000   Phelps Dodge Corp.                                      1,150,960
                                                                  ------------
                                                                     2,022,360
                                                                  ------------
             PAPER PRODUCTS:  0.22%
    17,000   International Paper Co.                                   571,370
                                                                  ------------

             PHARMACEUTICALS: 2.26%
    15,000   Abbott Laboratories                                       591,450
    22,000   Bristol-Myers Squibb Co.                                  505,560
     6,000   Eli Lilly & Co.                                           339,540
     8,000   Forest Laboratories, Inc.*<F6>                            325,440
    18,500   Johnson & Johnson                                       1,111,850
    50,000   King Pharmaceuticals, Inc.*<F6>                           846,000
    20,000   Merck & Co. Inc.                                          636,200
    30,000   Pfizer, Inc.                                              699,600
    20,000   Wyeth                                                     921,400
                                                                  ------------
                                                                     5,977,040
                                                                  ------------
             POLLUTION CONTROL/WASTE MANAGEMENT: 0.91%
    75,000   Aleris International, Inc.*<F6>                         2,418,000
                                                                  ------------

             PRECIOUS METALS:  0.29%
    65,000   Stillwater Mining Co.*<F6>                                752,050
                                                                  ------------

             RAILROADS: 1.72%
    32,000   CSX Corp.                                               1,624,640
    40,000   Norfolk Southern Corp.                                  1,793,200
    14,000   Union Pacific Corp.                                     1,127,140
                                                                  ------------
                                                                     4,544,980
                                                                  ------------
             REAL ESTATE INVESTMENT: 0.48%
    60,000   HRPT Properties Trust                                     621,000
   130,000   Jameson Inns, Inc.*<F6>                                   279,500
    10,000   New Century Financial Corp.                               360,700
                                                                  ------------
                                                                     1,261,200
                                                                  ------------
             RECREATIONAL PRODUCTS:  1.11%
    15,000   Brunswick Corp.                                           609,900
    30,000   Callaway Golf Co.                                         415,200
   225,000   Concord Camera Corp.*<F6>                                 267,750
    20,000   Eastman Kodak Co.                                         468,000
    30,000   K2, Inc.*<F6>                                             303,300
    30,000   The Nautilus Group, Inc.                                  559,800
    12,500   The Walt Disney Co.                                       299,625
                                                                  ------------
                                                                     2,923,575
                                                                  ------------
             RESTAURANTS: 0.25%
    25,000   Landry's Restaurants, Inc.                                667,750
                                                                  ------------

             RETAILERS, APPAREL: 1.48%
    16,667   Abercrombie & Fitch Co. - Class A                       1,086,355
    50,000   American Eagle Outfitters, Inc.                         1,149,000
    25,000   AnnTaylor Stores Corp.*<F6>                               863,000
    20,000   Burlington Coat Factory Warehouse Corp.                   804,200
                                                                  ------------
                                                                     3,902,555
                                                                  ------------
             RETAILERS, BROADLINE: 0.65%
    24,000   J. C. Penney Company, Inc.                              1,334,400
    10,000   Nordstrom, Inc.                                           374,000
                                                                  ------------
                                                                     1,708,400
                                                                  ------------
             RETAILERS, FOOD: 0.16%
    20,000   Albertson's, Inc.                                         427,000
                                                                  ------------

             RETAILERS, SPECIALTY: 1.36%
    35,000   AutoNation, Inc.*<F6>                                     760,550
    25,000   Claire's Stores, Inc.                                     730,500
    25,000   Jo-Ann Stores, Inc. - Class B*<F6>                        295,000
    16,000   OfficeMax, Inc.                                           405,760
    29,000   The Home Depot, Inc.                                    1,173,920
    40,000   Trans World Entertainment Corp.*<F6>                      228,000
                                                                  ------------
                                                                     3,593,730
                                                                  ------------
             SAVINGS & LOANS: 1.64%
    17,000   Countrywide Financial Corp.                               581,230
    16,000   FirstFed Financial Corp.*<F6>                             872,320
     4,000   Golden West Financial Corp.                               264,000
    29,524   PVF Capital Corp.                                         316,793
    53,035   Washington Mutual, Inc.                                 2,307,022
                                                                  ------------
                                                                     4,341,365
                                                                  ------------
             SEMICONDUCTOR, CAPITAL EQUIPMENT: 3.12%
   130,000   Aetrium, Inc.*<F6>                                        589,563
    35,000   Brooks Automation, Inc.*<F6>                              438,550
    40,000   Cohu, Inc.                                                914,800
    50,000   Credence Systems Corp.*<F6>                               348,000
    75,000   Electroglas, Inc.*<F6>                                    217,500
    90,000   Kulicke and Soffa Industries, Inc.*<F6>                   795,600
    37,500   Lam Research Corp.*<F6>                                 1,338,000
    60,000   Mattson Technology, Inc.*<F6>                             603,600
    25,000   Novellus Systems, Inc.*<F6>                               603,000
    25,000   Teradyne, Inc.*<F6>                                       364,250
    35,976   Ultratech, Inc.*<F6>                                      590,726
    23,000   Varian Semiconductor
               Equipment Associates, Inc.*<F6>                       1,010,390
    25,000   Veeco Instruments, Inc.*<F6>                              433,250
                                                                  ------------
                                                                     8,247,229
                                                                  ------------
             SEMICONDUCTOR, GRAPHICS CHIPS: 0.65%
    75,000   ESS Technology, Inc.*<F6>                                 257,250
    30,000   NVIDIA Corp.*<F6>                                       1,096,800
   163,900   Tvia, Inc.*<F6>                                           360,580
                                                                  ------------
                                                                     1,714,630
                                                                  ------------
             SEMICONDUCTOR, MICROPROCESSORS: 3.61%
    70,000   Advanced Micro Devices, Inc.*<F6>                       2,142,000
   150,000   Atmel Corp.*<F6>                                          463,500
    40,000   Ceva, Inc.*<F6>                                           250,400
    30,000   Cypress Semiconductor Corp.*<F6>                          427,500
    80,000   Dataram Corp.                                             420,800
    61,500   Diodes, Inc.*<F6>                                       1,909,575
   115,000   Integrated Silicon Solution, Inc.*<F6>                    740,600
    20,000   International Rectifier Corp.*<F6>                        638,000
    40,000   Micron Technology, Inc.*<F6>                              532,400
    40,000   National Semiconductor Corp.                            1,039,200
    60,000   Silicon Storage Technology, Inc.*<F6>                     303,000
    21,000   Texas Instruments, Inc.                                   673,470
                                                                  ------------
                                                                     9,540,445
                                                                  ------------
             SEMICONDUCTOR, PROGRAMMABLE
               LOGIC DEVICES: 0.88%
   125,000   Applied Micro Circuits Corp.*<F6>                         321,250
    42,500   Genesis Microchip, Inc.*<F6>                              768,825
    75,000   Integrated Device Technology, Inc.*<F6>                   988,500
    30,000   Pericom Semiconductor Corp.*<F6>                          239,100
                                                                  ------------
                                                                     2,317,675
                                                                  ------------
             SOFT DRINKS: 0.09%
     6,000   Coca-Cola Co.                                             241,860
                                                                  ------------

             SOFTWARE: 4.44%
   100,000   ActivCard Corp.*<F6>                                      349,000
   170,500   American Software, Inc. - Class A                       1,114,729
    53,100   CAM Commerce Solutions, Inc.                            1,105,006
   100,000   Captaris, Inc.*<F6>                                       369,000
    16,000   Click Commerce, Inc.*<F6>                                 336,320
   145,000   Compuware Corp.*<F6>                                    1,300,650
    40,000   Electronics for Imaging, Inc.*<F6>                      1,064,400
    85,000   iPass, Inc.*<F6>                                          557,600
   100,000   Keynote Systems, Inc.*<F6>                              1,285,000
    12,000   Microsoft Corp.                                           313,800
    50,000   Napster, Inc.*<F6>                                        176,000
    65,000   NetManage, Inc.*<F6>                                      347,750
   150,000   Peerless Systems Corp.*<F6>                             1,264,500
   155,000   Quovadx, Inc.*<F6>                                        373,550
    27,000   RSA Security, Inc.*<F6>                                   303,210
    20,000   SafeNet, Inc.*<F6>                                        644,400
   100,000   Selectica, Inc.*<F6>                                      285,000
    25,000   SonicWALL, Inc.*<F6>                                      198,000
    20,000   Symantec Corp.*<F6>                                       350,000
                                                                  ------------
                                                                    11,737,915
                                                                  ------------
             STEEL: 1.01%
    70,000   Ryerson Tull, Inc.                                      1,702,400
    20,000   United States Steel Corp.                                 961,400
                                                                  ------------
                                                                     2,663,800
                                                                  ------------
             TOBACCO: 1.10%
    90,000   Alliance One International, Inc.                          351,000
    10,000   Altria Group, Inc.                                        747,200
    13,500   Reynolds American, Inc.                                 1,286,955
    13,000   UST, Inc.                                                 530,790
                                                                  ------------
                                                                     2,915,945
                                                                  ------------
             TOYS: 1.33%
    25,000   Hasbro, Inc.                                              504,500
    60,000   Mattel, Inc.                                              949,200
    37,000   The Topps Co.                                             274,910
    75,000   THQ, Inc.*<F6>                                          1,788,750
                                                                  ------------
                                                                     3,517,360
                                                                  ------------
             TRANSPORTATION EQUIPMENT: 0.40%
     9,000   Navistar International Corp.*<F6>                         257,580
    18,000   Trinity Industries, Inc.                                  793,260
                                                                  ------------
                                                                     1,050,840
                                                                  ------------
             TRUCKING: 0.41%
    15,000   Arkansas Best Corp.                                       655,200
     9,500   Yellow Roadway Corp.*<F6>                                 423,795
                                                                  ------------
                                                                     1,078,995
                                                                  ------------
             WIRELESS COMMUNICATIONS: 1.22%
    60,000   Brightpoint, Inc.*<F6>                                  1,663,800
    34,856   Sprint Nextel Corp.                                       814,236
    40,000   Nokia Corp. ADR                                           732,000
                                                                  ------------
                                                                     3,210,036
                                                                  ------------
             Total Common Stocks (Cost $184,136,221)               255,675,279
                                                                  ------------

             Warrants: 0.01%
             ---------------
    20,000   Air France ADR*<F6>
               Expiration 11/5/2007, Exercise Price $20.00
               (Acquired 5/5/2004, Cost $18,752)                        31,000
                                                                  ------------

             Short-Term Investments: 3.89%
             -----------------------------
             MONEY MARKET FUNDS: 3.89%
 4,850,881   Dreyfus Treasury Prime Cash
               Management Fund - Investor Class                      4,850,881
 5,433,234   SEI Daily Income Trust
               Government Fund - Class B                             5,433,234
                                                                  ------------
                                                                    10,284,115
                                                                  ------------
             Total Short-Term Investments
               (Cost $10,284,115)                                   10,284,115
                                                                  ------------

             Total Investments in Securities
               (Cost $194,439,088): 100.68%                        265,990,394
             Liabilities in Excess
               of Assets: (0.68%)                                   (1,804,092)
                                                                  ------------
             Net Assets: 100.00%                                  $264,186,302
                                                                  ------------
                                                                  ------------

*<F6>  Non-income producing security.
#<F7>  U.S. security of a foreign issuer.
^<F8> Affiliated Company; the fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4 in the Notes to Financial Statements.
ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2005

  Shares     Common Stocks: 97.31%                                    Value
  ------     ---------------------                                    -----
             ADVANCED INDUSTRIAL EQUIPMENT: 0.96%
     1,800   Eaton Corp.                                           $   120,762
     7,700   Insteel Industries, Inc.                                  127,512
                                                                   -----------
                                                                       248,274
                                                                   -----------
             AEROSPACE & DEFENSE: 1.53%
     2,300   The Boeing Co.                                            161,552
     5,500   Kaman Corp. - Class A                                     108,295
     2,000   Lockheed Martin Corp.                                     127,260
                                                                   -----------
                                                                       397,107
                                                                   -----------
             AIRLINES: 0.67%
     6,500   SkyWest, Inc.                                             174,590
                                                                   -----------

             ALUMINUM: 1.06%
     4,500   Alcoa, Inc.                                               133,065
    13,000   Empire Resources, Inc.                                    141,570
                                                                   -----------
                                                                       274,635
                                                                   -----------
             AUTOMOBILE MANUFACTURERS: 1.26%
    12,000   Ford Motor Co.                                             92,640
     4,500   General Motors Corp.                                       87,390
     1,400   Toyota Motor Corp. ADR                                    146,468
                                                                   -----------
                                                                       326,498
                                                                   -----------
             AUTOMOBILE PARTS & EQUIPMENT: 1.21%
     9,000   ArvinMeritor, Inc.                                        129,510
     5,500   Cooper Tire & Rubber Co.                                   84,260
     4,500   Superior Industries International, Inc.                   100,170
                                                                   -----------
                                                                       313,940
                                                                   -----------
             BANKS: 2.99%
     3,000   Bank of America Corp.                                     138,450
    15,000   Capstead Mortgage Corp.                                    87,150
     3,200   Citigroup, Inc.                                           155,296
     3,000   Fifth Third Bancorp                                       113,160
     3,700   JPMorgan Chase & Co.                                      146,853
     4,000   National City Corp.                                       134,280
                                                                   -----------
                                                                       775,189
                                                                   -----------
             BROKERAGES: 2.35%
     1,400   Lehman Brothers Holdings, Inc.                            179,438
     2,500   Merrill Lynch & Co., Inc.                                 169,325
     2,000   Morgan Stanley                                            113,480
     1,150   The Goldman Sachs Group, Inc.                             146,867
                                                                   -----------
                                                                       609,110
                                                                   -----------
             BUILDING MATERIALS: 1.55%
     3,500   Ameron International Corp.                                159,530
     1,500   Building Materials Holding Corp.                          102,315
     3,500   International Aluminum Corp.                              140,875
                                                                   -----------
                                                                       402,720
                                                                   -----------
             BUSINESS SERVICES: 2.13%
     9,300   Ambassadors International, Inc.                           144,150
    13,000   IKON Office Solutions, Inc.                               135,330
     6,000   Sabre Holdings Corp.                                      144,660
    25,000   Traffix, Inc.                                             128,000
                                                                   -----------
                                                                       552,140
                                                                   -----------
             CASINOS & CASINO EQUIPMENT: 0.59%
     5,000   International Game Technology                             153,900
                                                                   -----------

             CHEMICALS, COMMODITY: 1.77%
     2,700   E.I. Du Pont de Nemours and Co.                           114,750
     4,500   Lyondell Chemical Co.                                     107,190
     6,000   Olin Corp.                                                118,080
     2,700   The Dow Chemical Co.                                      118,314
                                                                   -----------
                                                                       458,334
                                                                   -----------
             CHEMICALS, SPECIALTY: 0.34%
    13,000   Wellman, Inc.                                              88,140
                                                                   -----------

             CLOTHING/FABRICS: 1.76%
    10,600   Delta Apparel, Inc.                                       164,830
     4,000   Kellwood Co.                                               95,520
     4,000   Kenneth Cole Productions, Inc.                            102,000
     7,000   Russell Corp.                                              94,220
                                                                   -----------
                                                                       456,570
                                                                   -----------
             COMMUNICATIONS TECHNOLOGY: 2.58%
     7,000   ADTRAN, Inc.                                              208,180
     8,000   Motorola, Inc.                                            180,720
     3,300   QUALCOMM, Inc.                                            142,164
    52,000   Wireless Telecom Group, Inc.                              137,800
                                                                   -----------
                                                                       668,864
                                                                   -----------
             COMPUTERS/HARDWARE: 1.69%
    10,682   AU Optronics Corp. ADR                                    160,337
     6,000   Hewlett Packard Co.                                       171,780
     1,300   International Business Machines Corp.                     106,860
                                                                   -----------
                                                                       438,977
                                                                   -----------
             CONTAINERS & PACKAGING: 0.44%
    42,500   Rotonics Manufacturing, Inc.                              113,475
                                                                   -----------

             CREDIT CARDS: 0.52%
     5,000   MBNA Corp.                                                135,750
                                                                   -----------

             DATA STORAGE/DISK DRIVES: 0.48%
     6,200   Seagate Technology#<F9>                                   123,938
                                                                   -----------

             DISTILLERS & BREWERS: 0.40%
     2,400   Anheuser-Busch Companies, Inc.                            103,104
                                                                   -----------

             ELECTRICAL COMPONENTS & EQUIPMENT: 1.89%
     4,900   American Power Conversion Corp.                           107,800
     9,700   AVX Corp.                                                 140,456
    14,000   C&D Technologies, Inc.                                    106,680
    13,000   Frequency Electronics, Inc.                               136,370
                                                                   -----------
                                                                       491,306
                                                                   -----------
             ELECTRONIC MANUFACTURING SERVICES: 0.49%
     5,700   Nam Tai Electronics, Inc.#<F9>                            128,250
                                                                   -----------

             FINANCIAL SERVICES, DIVERSIFIED: 0.97%
     2,300   Fannie Mae                                                112,263
       647   Fidelity National Title Group, Inc. - Class A              15,754
     5,000   H & R Block, Inc.                                         122,750
                                                                   -----------
                                                                       250,767
                                                                   -----------
             FIXED LINE COMMUNICATIONS: 0.97%
     5,500   AT&T, Inc.                                                134,695
     4,300   BellSouth Corp.                                           116,530
                                                                   -----------
                                                                       251,225
                                                                   -----------
             FOOD MANUFACTURERS: 1.01%
     6,000   Archer-Daniels-Midland Co.                                147,960
     6,000   Sara Lee Corp.                                            113,400
                                                                   -----------
                                                                       261,360
                                                                   -----------
             FOOTWEAR: 0.98%
     1,200   Nike, Inc. - Class B                                      104,148
     2,600   Reebok International LTD.                                 151,398
                                                                   -----------
                                                                       255,546
                                                                   -----------
             HEALTHCARE PROVIDERS: 0.99%
    17,000   American Shared Hospital Services                         106,760
     3,000   HCA, Inc.                                                 151,500
                                                                   -----------
                                                                       258,260
                                                                   -----------
             HEAVY MACHINERY: 1.10%
     2,600   Caterpillar, Inc.                                         150,202
     2,000   Deere & Co.                                               136,220
                                                                   -----------
                                                                       286,422
                                                                   -----------
             HOME CONSTRUCTION: 4.56%
     2,500   Beazer Homes USA, Inc.                                    182,100
     4,400   D.R. Horton, Inc.                                         157,212
     1,900   KB Home                                                   138,054
     2,700   Lennar Corp. - Class A                                    164,754
     1,950   M.D.C. Holdings, Inc.                                     120,861
     7,000   Orleans Homebuilders, Inc.                                128,450
     1,900   Ryland Group, Inc.                                        137,047
     4,200   Standard Pacific Corp.                                    154,560
                                                                   -----------
                                                                     1,183,038
                                                                   -----------
             HOME FURNISHINGS: 0.55%
     3,200   National Presto Industries, Inc.                          141,920
                                                                   -----------

             HOUSE, DURABLE: 0.49%
     5,300   Newell Rubbermaid, Inc.                                   126,034
                                                                   -----------

             HOUSE, NON-DURABLE: 0.46%
     2,200   Colgate-Palmolive Co.                                     120,670
                                                                   -----------
             INDUSTRIAL DIVERSIFIED: 0.85%
     1,500   3M Co.                                                    116,250
     3,000   General Electric Co.                                      105,150
                                                                   -----------
                                                                       221,400
                                                                   -----------
             INSURANCE, FULL LINE: 1.74%
     1,800   Hartford Financial Services Group, Inc.                   154,602
     2,500   MBIA, Inc.                                                150,400
     1,500   The Chubb Corp.                                           146,475
                                                                   -----------
                                                                       451,477
                                                                   -----------
             INSURANCE, LIFE: 0.57%
     6,500   UnumProvident Corp.                                       147,875
                                                                   -----------

             INSURANCE, PROPERTY & CASUALTY: 4.64%
     3,900   American Financial Group, Inc.                            149,409
     6,000   Direct General Corp.                                      101,400
     3,300   Endurance Specialty Holdings Ltd.#<F9>                    118,305
     3,700   Fidelity National Financial, Inc.                         136,123
     2,000   MGIC Investment Corp.                                     131,640
     8,500   PXRE Group LTD.#<F9>                                      110,160
     2,400   The Allstate Corp.                                        129,768
     3,300   The St. Paul Travelers Companies, Inc.                    147,411
     3,750   W.R. Berkley Corp.                                        178,575
                                                                   -----------
                                                                     1,202,791
                                                                   -----------
             MEDICAL SUPPLIES: 1.30%
     3,500   Baxter International, Inc.                                131,775
     4,000   McKesson Corp.                                            206,360
                                                                   -----------
                                                                       338,135
                                                                   -----------
             OIL, EQUIPMENT & SERVICES: 0.51%
     3,000   Tidewater Inc.                                            133,380
                                                                   -----------

             OIL, EXPLORATION & PRODUCTION/DRILLING: 1.08%
     3,300   GlobalSantaFe Corp.#<F9>                                  158,895
     3,000   Noble Energy, Inc.                                        120,900
                                                                   -----------
                                                                       279,795
                                                                   -----------
             OIL, INTEGRATED MAJORS: 3.07%
     1,700   Anadarko Petroleum Corp.                                  161,075
     2,200   Chevron Corp.                                             124,894
     2,800   ConocoPhillips                                            162,904
     2,400   Exxon Mobil Corp.                                         134,808
     3,472   Marathon Oil Corp.                                        211,688
                                                                   -----------
                                                                       795,369
                                                                   -----------
             OIL, REFINERS: 1.07%
     5,400   Valero Energy Corp.                                       278,640
                                                                   -----------

             OIL, SECONDARY: 3.03%
     2,400   Apache Corp.                                              164,448
     2,000   Ashland, Inc.                                             115,800
     3,100   Devon Energy Corp.                                        193,874
     2,000   Kerr-McGee Corp.                                          181,720
     2,600   Pogo Producing Co.                                        129,506
                                                                   -----------
                                                                       785,348
                                                                   -----------
             OIL, TRANSPORTATION/SHIPPING: 3.18%
     8,500   Dryships, Inc.#<F9>                                       103,869
     2,500   Frontline LTD#<F9>                                         94,800
     3,200   Nordic American Tanker Shipping LTD#<F9>                   92,128
     6,500   OMI Corp.#<F9>                                            117,975
     2,000   Overseas Shipbuilding Group, Inc.                         100,780
     5,250   Ship Finance International LTD#<F9>                        88,725
     2,500   Teekay Shipping Corp.#<F9>                                 99,750
     3,500   Tsakos Energy Navigation LTD#<F9>                         128,345
                                                                   -----------
                                                                       826,372
                                                                   -----------
             PAPER PRODUCTS: 0.45%
     3,500   International Paper Co.                                   117,635
                                                                   -----------

             PHARMACEUTICALS: 4.81%
     2,800   Abbott Laboratories                                       110,404
     5,050   Bristol-Myers Squibb Co.                                  116,049
     2,500   Eli Lilly & Co.                                           141,475
     2,300   GlaxoSmithKline plc ADR                                   116,104
     1,900   Johnson & Johnson                                         114,190
     3,900   Merck & Co. Inc.                                          124,059
     7,500   Mylan Laboratories, Inc.                                  149,700
     2,500   Novartis AG ADR                                           131,200
     5,000   Pfizer, Inc.                                              116,600
     2,800   Wyeth                                                     128,996
                                                                   -----------
                                                                     1,248,777
                                                                   -----------
             POLLUTION CONTROL/WASTE MANAGEMENT: 0.45%
     8,000   American Ecology Corp.                                    115,440
                                                                   -----------

             RAILROADS: 2.47%
     2,500   Burlington Northern Santa Fe Corp.                        177,050
     3,200   CSX Corp.                                                 162,464
     3,500   Norfolk Southern Corp.                                    156,905
     1,800   Union Pacific Corp.                                       144,918
                                                                   -----------
                                                                       641,337
                                                                   -----------
             REAL ESTATE INVESTMENT TRUSTS: 0.49%
     3,500   New Century Financial Corp.                               126,245
                                                                   -----------

             RECREATIONAL PRODUCTS: 2.11%
     2,600   Brunswick Corp.                                           105,716
     9,000   Callaway Golf Co.                                         124,560
     4,000   Eastman Kodak Co.                                          93,600
     5,625   Nautilus Group, Inc.                                      104,963
     5,000   The Walt Disney Co.                                       119,850
                                                                   -----------
                                                                       548,689
                                                                   -----------
             RESTAURANTS: 0.48%
     3,700   McDonald's Corp.                                          124,764
                                                                   -----------

             RETAILERS, APPAREL: 2.34%
     6,000   American Eagle Outfitters, Inc.                           137,880
     4,500   Deb Shops, Inc.                                           133,785
     6,800   The Finish Line, Inc.                                     118,456
     5,500   The Gap, Inc.                                              97,020
     4,300   The Talbots, Inc.                                         119,626
                                                                   -----------
                                                                       606,767
                                                                   -----------
             RETAILERS, BROADLINE: 1.92%
     4,100   Family Dollar Stores, Inc.                                101,639
     2,600   J. C. Penney Company, Inc.                                144,560
     4,000   Nordstrom, Inc.                                           149,600
     2,170   Wal-Mart Stores, Inc.                                     101,556
                                                                   -----------
                                                                       497,355
                                                                   -----------
             RETAILERS, SPECIALTY: 3.29%
     3,750   Best Buy Co., Inc.                                        163,050
     8,500   Circuit City Stores, Inc.                                 192,015
     5,500   Claire's Stores, Inc.                                     160,710
     3,900   OfficeMax, Inc.                                            98,904
     3,500   The Home Depot, Inc.                                      141,680
     6,500   The Pep Boys - Manny, Moe & Jack                           96,785
                                                                   -----------
                                                                       853,144
                                                                   -----------
             SAVINGS & LOANS: 1.82%
     3,800   Countrywide Financial Corp.                               129,922
     7,500   Doral Financial Corp.#<F9>                                 79,500
     3,400   IndyMac Bancorp, Inc.                                     132,668
     3,000   Washington Mutual, Inc.                                   130,500
                                                                   -----------
                                                                       472,590
                                                                   -----------
             SEMICONDUCTOR, CAPITAL EQUIPMENT: 2.40%
     8,500   Applied Materials, Inc.                                   152,490
     5,000   Cognex Corp.                                              150,450
     7,500   Cohu, Inc.                                                171,525
     3,000   KLA-Tencor Corp.                                          147,990
                                                                   -----------
                                                                       622,455
                                                                   -----------
             SEMICONDUCTOR, MICROPROCESSORS: 2.76%
     3,200   Analog Devices, Inc.                                      114,784
    21,000   Dataram Corp.                                             110,460
     5,600   Intel Corp.                                               139,776
     7,100   National Semiconductor Corp.                              184,458
     5,200   Texas Instruments, Inc.                                   166,764
                                                                   -----------
                                                                       716,242
                                                                   -----------
             SEMICONDUCTOR, PROGRAMMABLE
               LOGIC DEVICES: 0.88%
     3,000   Maxim Integrated Products, Inc.                           108,720
     4,700   Xilinx, Inc.                                              118,487
                                                                   -----------
                                                                       227,207
                                                                   -----------
             SOFT DRINKS: 0.47%
     3,000   The Coca-Cola Co.                                         120,930
                                                                   -----------

             SOFTWARE: 1.08%
    23,000   American Software, Inc. - Class A                         150,374
     5,000   Microsoft Corp.                                           130,750
                                                                   -----------
                                                                       281,124
                                                                   -----------
             STEEL: 2.62%
     2,000   Nucor Corp.                                               133,440
    10,000   Ryerson Tull, Inc.                                        243,200
     5,000   The Timken Co.                                            160,100
     3,000   United States Steel Corp.                                 144,210
                                                                   -----------
                                                                       680,950
                                                                   -----------
             TOBACCO: 0.95%
     1,675   Altria Group, Inc.                                        125,156
     3,000   UST, Inc.                                                 122,490
                                                                   -----------
                                                                       247,646
                                                                   -----------
             TOYS: 0.38%
     6,300   Mattel, Inc.                                               99,666
                                                                   -----------

             TRANSPORTATION EQUIPMENT: 1.69%
     1,150   Cummins, Inc.                                             103,189
     2,800   Ryder System, Inc.                                        114,856
     5,000   Trinity Industries, Inc.                                  220,350
                                                                   -----------
                                                                       438,395
                                                                   -----------
             TRUCKING: 1.08%
     3,500   Arkansas Best Corp.                                       152,880
     5,600   J.B. Hunt Transport Services, Inc.                        126,784
                                                                   -----------
                                                                       279,664
                                                                   -----------
             WIRELESS COMMUNICATIONS: 0.59%
     8,400   Nokia Corp. ADR                                           153,720
                                                                   -----------
             Total Common Stocks (Cost $22,454,412)                 25,251,377
                                                                   -----------

             Short-Term Investments: 3.70%
             -----------------------------
             MONEY MARKET FUNDS: 3.70%
   961,540   SEI Daily Income Trust
               Government Fund - Class B                               961,540
                                                                   -----------
             Total Short-Term Investments
               (Cost $961,540)                                         961,540
                                                                   -----------

             Total Investments in Securities
               (Cost $23,415,952): 101.01%                          26,212,917
             Liabilities in Excess
               of Other Assets: (1.01%)                               (262,572)
                                                                   -----------
             Net Assets: 100.00%                                   $25,950,345
                                                                   -----------
                                                                   -----------

#<F9>  U.S. security of a foreign issuer.
ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2005

                                                                                     AL FRANK
                                                                   AL FRANK          DIVIDEND
                                                                     FUND           VALUE FUND
                                                                   --------         ----------
ASSETS
   Investments in securities, at value:
       Non-affiliates (cost $193,984,640
         and $23,415,952, respectively)                          $264,648,394       $26,212,917
       Affiliates (cost $454,448 and $0, respectively)              1,342,000                --
                                                                 ------------       -----------
           Total investments in securities, at value              265,990,394        26,212,917
                                                                 ------------       -----------
   Cash                                                                 4,675               593
   Receivables:
       Securities sold                                                 65,902                --
       Fund shares sold                                               473,471            15,736
       Dividends and interest                                         201,097            43,692
   Prepaid expenses                                                    21,549             7,208
                                                                 ------------       -----------
           Total assets                                           266,757,088        26,280,146
                                                                 ------------       -----------
LIABILITIES
   Payables:
       Securities purchased                                         1,891,806           206,816
       Fund shares redeemed                                           235,301            57,212
       Due to advisor                                                 223,364            19,593
       Transfer agent fees and expenses                                73,549             7,250
       Distribution fees                                               55,841             5,590
       Administration fees                                             23,908             4,473
       Audit fees                                                      22,522            15,818
       Fund accounting fees                                            10,322             6,001
       Custody fees                                                     6,241               840
       Chief Compliance Officer fee                                     1,140               112
   Accrued expenses                                                    26,792             6,096
                                                                 ------------       -----------
           Total liabilities                                        2,570,786           329,801
                                                                 ------------       -----------
NET ASSETS                                                       $264,186,302       $25,950,345
                                                                 ------------       -----------
                                                                 ------------       -----------
CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding                   $264,186,302       $25,950,345
   Shares issued and outstanding [unlimited
     number of shares (par value $0.01) authorized]                 8,673,370         2,182,030
                                                                 ------------       -----------
   NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                  $      30.46      $     11.89
                                                                 ------------       -----------
                                                                 ------------       -----------
COMPONENTS OF NET ASSETS
   Paid-in capital                                               $189,809,429       $23,049,242
   Undistributed net investment income                                     --            15,062
   Accumulated net realized gain on investments                     2,825,567            89,076
   Net unrealized appreciation on investments                      71,551,306         2,796,965
                                                                 ------------       -----------
           Net assets                                            $264,186,302       $25,950,345
                                                                 ------------       -----------
                                                                 ------------       -----------

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                      AL FRANK
                                                                   AL FRANK           DIVIDEND
                                                                     FUND            VALUE FUND
                                                                   --------          ----------
INVESTMENT INCOME
   Income
       Dividends (Net of foreign taxes withheld
         of $18,069 and $1,871, respectively)                     $ 2,488,208        $  501,620
       Interest                                                       138,843            26,167
                                                                  -----------        ----------
           Total income                                             2,627,051           527,787
                                                                  -----------        ----------
   Expenses
       Advisory fees (Note 3)                                       2,478,975           228,661
       Distribution fees (Note 5)                                     619,744            57,165
       Transfer agent fees and expenses                               444,096            42,280
       Administration fees (Note 3)                                   273,948            45,734
       Fund accounting fees                                            60,730            38,091
       Reports to shareholders                                         43,210             1,812
       Registration expense                                            39,558            28,438
       Professional fees                                               33,133            22,252
       Miscellaneous                                                   26,587             8,239
       Trustee fees                                                    12,340             7,795
       Custody fees                                                    10,236             6,831
       Chief Compliance Officer fee (Note 3)                            6,878               624
                                                                  -----------        ----------
           Total expenses                                           4,049,435           487,922
           Less:  waived by advisor (Note 3)                               --           (35,174)
                                                                  -----------        ----------
               Net expenses                                         4,049,435           452,748
                                                                  -----------        ----------
                  NET INVESTMENT INCOME/(LOSS)                     (1,422,384)           75,039
                                                                  -----------        ----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net realized gain on investments                                12,531,214           144,757
   Net change in unrealized appreciation on investments            14,247,744         1,568,578
                                                                  -----------        ----------
       Net realized and unrealized gain on investments             26,778,958         1,713,335
                                                                  -----------        ----------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                            $25,356,574        $1,788,374
                                                                  -----------        ----------
                                                                  -----------        ----------

See accompanying Notes to Financial Statements.

                                 AL FRANK FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Year Ended        Year Ended
                                                                 December 31,      December 31,
                                                                     2005              2004
                                                                 ------------      ------------
INCREASE/(DECREASE)
  IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                           $ (1,422,384)     $ (1,020,715)
   Net realized gain on investments                                12,531,214         1,535,277
   Net change in unrealized
     appreciation on investments                                   14,247,744        27,531,072
                                                                 ------------      ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                     25,356,574        28,045,634
                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain on investments                           (9,305,640)          (75,802)
                                                                 ------------      ------------
CAPITAL SHARE TRANSACTIONS
   Net increase/(decrease) in net assets derived
     from net change in outstanding shares (a)<F10>               (11,171,607)       50,957,105
                                                                 ------------      ------------
   TOTAL INCREASE IN NET ASSETS                                     4,879,327        78,926,937
                                                                 ------------      ------------
NET ASSETS
   Beginning of year                                              259,306,975       180,380,038
                                                                 ------------      ------------
   END OF YEAR                                                   $264,186,302      $259,306,975
                                                                 ------------      ------------
                                                                 ------------      ------------

(a)<F10>  A summary of share transactions is as follows:

                                             Year Ended                         Year Ended
                                          December 31, 2005                  December 31, 2004
                                     ---------------------------        ---------------------------
                                     Shares      Paid-in Capital        Shares      Paid-in Capital
                                     ------      ---------------        ------      ---------------
Shares sold                         2,069,979     $ 60,195,223         7,821,456     $200,294,494
Shares issued on
  reinvestment of
  distributions                       290,553        8,774,712             2,520           71,267
Shares redeemed*<F11>              (2,806,014)     (80,141,542)       (6,049,722)    (149,408,656)
                                   ----------     ------------        ----------     ------------
Net increase/(decrease)              (445,482)    $(11,171,607)        1,774,254     $ 50,957,105
                                   ----------     ------------        ----------     ------------
                                   ----------     ------------        ----------     ------------
*<F11>  Net of redemption
          fees of                                 $     54,160                       $    209,930
                                                  ------------                       ------------
                                                  ------------                       ------------

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Year Ended      September 30, 2004**<F14>
                                                                 December 31,                 to
                                                                     2005             December 31, 2004
                                                                 ------------         -----------------
INCREASE/(DECREASE)
  IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                          $    75,039            $    21,379
   Net realized gain/(loss) on investments                            144,757                 (7,995)
   Net change in unrealized
     appreciation on investments                                    1,568,578              1,228,387
                                                                  -----------            -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                      1,788,374              1,241,771
                                                                  -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                         (59,671)               (24,563)
   From net realized gain
     on investments                                                   (47,992)                    --
                                                                  -----------            -----------
                                                                     (107,663)               (24,563)
                                                                  -----------            -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived
     from net change in outstanding shares (a)<F12>                 8,125,945             14,926,481
                                                                  -----------            -----------
   TOTAL INCREASE IN NET ASSETS                                     9,806,656             16,143,689
                                                                  -----------            -----------
NET ASSETS
   Beginning of period                                             16,143,689                     --
                                                                  -----------            -----------
   END OF PERIOD                                                  $25,950,345            $16,143,689
                                                                  -----------            -----------
                                                                  -----------            -----------
   Accumulated net investment income                              $    15,062            $        --
                                                                  -----------            -----------
                                                                  -----------            -----------

(a)<F12>  A summary of share transactions is as follows:

                                             Year Ended                         Year Ended
                                          December 31, 2005                  December 31, 2004
                                     ---------------------------        ---------------------------
                                     Shares      Paid-in Capital        Shares      Paid-in Capital
                                     ------      ---------------        ------      ---------------
Shares sold                         1,262,171      $14,240,295         1,476,057      $15,094,761
Shares issued on
  reinvestment of
  distributions                         8,645          102,794             2,078           22,898
Shares redeemed*<F13>                (548,968)      (6,217,144)          (17,953)        (191,178)
                                    ---------      -----------         ---------      -----------
Net increase                          721,848      $ 8,125,945         1,460,182      $14,926,481
                                    ---------      -----------         ---------      -----------
                                    ---------      -----------         ---------      -----------
*<F13>  Net of redemption
          fees of                                  $    19,792                        $        28
                                                   -----------                        -----------
                                                   -----------                        -----------

**<F14>  Commencement of operations.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                         Year Ended December 31,
                                                     ----------------------------------------------------------------

                                                     2005           2004           2003           2002           2001
                                                     ----           ----           ----           ----           ----
Net asset value, beginning of year                  $28.44         $24.56         $13.80         $18.77         $14.58
                                                    ------         ------         ------         ------         ------
Income from investment operations:
     Net investment loss                             (0.17)+<F15>   (0.11)         (0.07)         (0.23)         (0.13)
     Net realized and unrealized
       gain/(loss) on investments                     3.30           3.98          10.81          (4.66)          4.47
                                                    ------         ------         ------         ------         ------
Total from investment operations                      3.13           3.87          10.74          (4.89)          4.34
                                                    ------         ------         ------         ------         ------
Less distributions:
     From net realized gain on investments           (1.12)         (0.01)            --          (0.09)         (0.15)
                                                    ------         ------         ------         ------         ------
Redemption fees retained                              0.01+<F15>     0.02           0.02           0.01             --
                                                    ------         ------         ------         ------         ------
Net asset value, end of year                        $30.46         $28.44         $24.56         $13.80         $18.77
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------
Total return                                         11.06%         15.83%         77.97%        (25.99%)        29.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (thousands)               $264,186       $259,307       $180,380        $48,472        $47,243
Ratio of expenses to average net assets               1.63%          1.61%          1.79%          2.25%          2.25%
Ratio of net investment loss
  to average net assets                              (0.57%)        (0.41%)        (0.74%)        (1.34%)        (1.15%)
Portfolio turnover rate                               3.84%         24.59%         13.64%         28.14%         18.11%

+<F15>    Based on average shares outstanding.

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              September 30,
                                                            Year Ended        2004*<F16> to
                                                           December 31,        December 31,
                                                              2005                2004
                                                           ------------        -----------
Net asset value, beginning of period                          $11.06              $10.00
                                                              ------              ------
Income from investment operations:
     Net investment income                                      0.04^<F20>          0.02
     Net realized and unrealized gain on investments            0.83                1.06
                                                              ------              ------
Total from investment operations                                0.87                1.08
                                                              ------              ------
Less distributions:
     From net investment income                                (0.03)              (0.02)
     From net realized gain on investments                     (0.02)                 --
                                                              ------              ------
                                                               (0.05)              (0.02)
                                                              ------              ------
Redemption fees retained                                        0.01^<F20>          0.00#<F19>
                                                              ------              ------
Net asset value, end of period                                $11.89              $11.06
                                                              ------              ------
                                                              ------              ------
Total return                                                    7.95%              10.77%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $25,950             $16,144
Ratio of expenses to average net assets:
     Before expense reimbursement                               2.13%               2.84%**<F17>
     After expense reimbursement                                1.98%               1.98%**<F17>
Ratio of net investment income to average net assets:
     Before expense reimbursement                               0.17%              (0.14%)
     After expense reimbursement                                0.33%               0.75%**<F17>
Portfolio turnover rate                                         8.83%               1.57%+<F18>

 *<F16>   Commencement of operations.
**<F17>   Annualized.
 +<F18>   Not annualized.
 #<F19>   Amount is less than $0.01.
 ^<F20>   Based on average shares outstanding.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2005

NOTE 1 - ORGANIZATION

   The Al Frank Fund and the Al Frank Dividend Value Fund (the "Funds") are each diversified series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund and the Al Frank Dividend Value Fund commenced operations on January 2, 1998 and September 30, 2004, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn't represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. Short-term investments are valued at amortized cost, which approximates market value.

   B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

   D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   E. Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2005, the Al Frank Fund increased accumulated net realized gain on investments by $21,685, and decreased accumulated net investment loss and paid-in capital by $1,422,384 and $1,444,069, respectively, due to certain permanent book and tax differences. For the year ended December 31, 2005, the Al Frank Dividend Value Fund decreased accumulated net investment income by $306, and increased accumulated net realized gain by $306 due to certain permanent book and tax differences.

   F. Redemption Fees. The Funds charge a 2% redemption fee to shareholders who redeem shares held for less than two months. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

   For the year ended December 31, 2005, Al Frank Asset Management (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended December 31, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $2,478,975 and $228,661 respectively, in advisory fees.

   The Funds are responsible for their own operating expenses. For the year ended December 31, 2005, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds' operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.98% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended December 31, 2005, there were no expenses of the Al Frank Fund subject to recapture pursuant to the aforementioned conditions. For the year ended December 31, 2005, the Advisor reduced its fees and absorbed Fund expenses in the amount of $35,174 for the Al Frank Dividend Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

             Year                    Amount
             ----                    ------
             2009                   $60,426

   U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

   Fund asset level                           Fee rate
   ----------------                           --------
   Less than $15 million                      $30,000
   $15 million to less than $50 million       0.20% of average daily net assets
   $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
   More than $150 million                     0.05% of average daily net assets

   For the year ended December 31, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $273,948 and $45,734, respectively, in administration fees.

   U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds' custodian.

   Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

   Certain officers of the Funds are also officers of the Administrator and Distributor.

   For the year ended December 31, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $6,878 and $624, respectively, of the Chief Compliance Officer fee.

NOTE 4 - OTHER AFFILIATES

   Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of December 31, 2005 amounted to $1,342,000 representing 0.51% of net assets. Transactions during the year ended December 31, 2005 in which the issuer was an "affiliated person" are as follows:

                                             SMITH-MIDLAND CORP.
                                             -------------------
       Beginning Shares                            440,000

       Beginning Cost                             $454,448
       Purchase Cost                              $     --
       Sales Cost                                 $     --
                                                  --------
       Ending Cost                                $454,448
                                                  --------
                                                  --------

       Ending Shares                               440,000

       Dividend Income                            $     --
       Net Realized Gain/(Loss)                   $     --

NOTE 5 - DISTRIBUTION COSTS

   The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended December 31, 2005, the Al Frank Fund and the Al Frank Dividend Value Fund paid the Distribution Coordinator $619,744 and $57,165, respectively.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

   For the year ended December 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $9,370,852 and $34,976,272, respectively.

   For the year ended December 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $9,707,435 and $1,926,589, respectively.

NOTE 7 - INCOME TAXES

   Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from Real Estate investment Trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

   The tax character of distributions paid during the years ended December 31 for the Al Frank Fund was as follows:

                                       2005          2004
                                       ----          ----
       Long-term capital gains      $9,305,640     $75,802

   The tax character of distributions paid during the years ended December 31 for the Al Frank Dividend Value Fund were as follows:

                                       2005          2004
                                       ----          ----
       Ordinary income               $71,965       $24,563
       Long-term capital gains       $35,698            --

   As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                    Al Frank
                                                  Al Frank       Dividend Value
                                                    Fund              Fund
                                                  --------       --------------
      Cost of investments                       $194,546,396       $23,415,952
                                                ------------       -----------
      Gross tax unrealized appreciation           91,974,513         4,055,038
      Gross tax unrealized depreciation          (20,530,515)       (1,258,073)
                                                ------------       -----------
      Net tax unrealized appreciation           $ 71,443,998       $ 2,796,965
                                                ------------       -----------
                                                ------------       -----------
      Undistributed ordinary income             $         --       $    71,448
      Undistributed long-term capital gain         2,932,875            32,690
                                                ------------       -----------
      Total distributable earnings              $  2,932,875       $   104,138
                                                ------------       -----------
                                                ------------       -----------
      Other accumulated gains/(losses)          $         --       $        --
                                                ------------       -----------
      Total accumulated earnings/(losses)       $ 74,376,873       $ 2,901,103
                                                ------------       -----------
                                                ------------       -----------

   The Al Frank Dividend Value Fund utilized its capital loss carryforward of $7,995 in the year ended December 31, 2005.

                                 AL FRANK FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES ADVISORS SERIES TRUST AND
SHAREHOLDERS OF AL FRANK FUND
AL FRANK DIVIDEND VALUE FUND

We have audited the accompanying statements of assets and liabilities of Al Frank Fund and Al Frank Dividend Value Fund, each a series of Advisors Series Trust (the "Trust"), including the schedules of investments as of December 31, 2005, and the related statements of operations for the year then ended, and with respect to the Al Frank Fund, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, and with respect to the Al Frank Dividend Value Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period September 30, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Al Frank Fund for each of the two years in the period ended December 31, 2002 have been audited by other auditors, whose report dated February 21, 2003 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Al Frank Fund and Al Frank Dividend Value Fund as of December 31, 2005, the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 3, 2006

                                 AL FRANK FUNDS

NOTICE TO SHAREHOLDERS AT DECEMBER 31, 2005 (UNAUDITED)

   For the year ended December 31, 2005, the Al Frank Fund designated $9,305,640 and the Al Frank Dividend Value Fund designated $35,698 as long-term capital gains for purposes of the dividends paid deduction. For the year ended December 31, 2005, the Al Frank Dividend Value Fund designated $71,965 as ordinary income for purposes of the dividends paid deduction.

   For the year ended December 31, 2005, certain dividends paid by the Al Frank Dividend Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

   For corporate shareholders in the Al Frank Dividend Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2005 was 100%.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

   A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (888) 263-6443 or on the U.S. Securities and Exchange Commission's (SEC's) website at http://www.sec.gov.
                                ------------------

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE
12-MONTH PERIOD ENDED JUNE 30, 2005

   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling (888) 263-6443. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.
------------------

QUARTERLY FILINGS ON FORM N-Q

   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds'
                                                ------------------
Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

   Information included in the Funds' Form N-Q is also available by calling
(888) 263-6443.

                                 AL FRANK FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

NAME, AGE                                                                                 NUMBER OF
ADDRESS                                                                                   PORTFOLIOS
POSITION HELD WITH FUNDS                                                    TRUSTEE        OVERSEEN
PRINCIPAL OCCUPATION(S) AND OTHER                                           OF FUNDS       IN FUND
DIRECTORSHIPS DURING PAST FIVE YEARS                                         SINCE      COMPLEX*<F21>
------------------------------------                                        --------    -------------
Walter E. Auch, Born 1921                                                     1997            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds, Citigroup, Pimco
Advisors LLP, Senele Group and UBS Capital Management

James Clayburn LaForce, Born 1928                                             2002            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, BlackRock Funds,
Arena Pharmaceuticals and Cancervax

Donald E. O'Connor, Born 1936                                                 1997            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Financial Consultant, formerly Executive Vice President
and Chief Operating Officer of ICI Mutual Insurance
Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934                                                   2002            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939                                              1997            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Senior Vice President, Information Services, Federal Home
Loan Bank of San Francisco.
Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957                                                    1997            2
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC,
the Fund's administrator (since July 2001); formerly,
Executive Vice President, Investment
Company Administration, LLC ("ICA").

Robert M. Slotky, Born 1947                                                   N/A            N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Funds'
administrator (since July 2001); formerly Senior Vice President, ICA.

Rodney A. DeWalt, Born 1967                                                   N/A            N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Senior Counsel, Fund Administration, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967                                                    N/A            N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

*<F21> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Al Frank Funds. The Al Frank Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

                                 AL FRANK FUNDS

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

   At a meeting held on December 15, 2005, the board of trustees (the "Board"), including the independent trustees ("Independent Trustees"), considered and approved the continuance of the investment advisory agreements (the "Advisory Agreements") with Al Frank Asset Management (the "Advisor") pertaining to the Al Frank Fund and Al Frank Dividend Value Fund (each a "Fund" and collectively the "Funds") for a period ending December 15, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Funds. This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreements:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENTS. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board noted the Advisor's commitment to responsible fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to their peer funds, as classified by Lipper, Inc., and the Funds' benchmark indices.

   AL FRANK FUND - The Board noted that the Fund's year-to-date performance was above the median of its peer group and its benchmark indices. The Trustees particularly noted the Fund's first quartile performance ranking for all
   relevant periods.   The Trustees also noted that during the course of the
   prior year they had met with the Advisor in person to discuss various performance topics. The Board concluded that the advisor's overall performance was highly satisfactory under current market conditions.

   AL FRANK DIVIDEND VALUE FUND - The Board noted that the Fund's year-to-date performance was slightly above the median of its peer group. The Board also noted that the Fund's one-year performance was above the median of its peer group and was ranked in the first quartile. It was also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics. The Board concluded that the advisor's overall performance was highly satisfactory under current market conditions.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and accounts for other types of other similar accounts managed by the Advisor, as well as all expense waivers and reimbursements.

   AL FRANK FUND.   The Board noted that the Advisor had agreed to cap its
   annual expense ratio at 1.98% but had actual expenses of 1.61%. The Board further noted that the Fund has consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its agreement to cap expenses. It was noted that the Fund's total expense ratio was above its peer group median and its expense structure was in line with the fees charged by the Advisor to its other investment management clients. The Trustees noted that a factor in the expense ratio was the recoupment by the Advisor of amounts that the Advisor had previously paid to support the Fund (either in the form of fee waivers or fund subsidies), and that - given the continuity in the shareholder base - such recoupment was fair and did not unfairly increase the Fund's total expenses. It was also noted that the Fund's 12b-1 fees were at an acceptable level. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

   AL FRANK DIVIDEND VALUE FUND.   The Board noted that the Advisor had agreed
   to maintain an annual expense ratio of 1.98%.   The Trustees noted that,
   while the Fund's total expense ratio was above its peer group median, the expense structure was in line with the fees charged by the Advisor to its other investment management clients. It was also noted that the Fund's 12b-1 fees were at an acceptable level. After taking into account all waivers and reimbursements, the Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of each Fund grow and each Fund's expense ratio begins to show signs of reduction. As the level of the Funds' assets grow, the Advisor expects to be able to cover existing Fund overhead, although there are other Fund expenses that will increase with greater assets. The Board noted that although the Funds do not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Funds do not exceed their specified expense limitation, and the Advisor is of the opinion that breakpoints will be appropriate when the Funds have grown to a larger size. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered that the Advisor benefits from positive reputational value in advising the Funds. The Board noted that the Advisor continued to subsidize a portion of the Fund's operating expenses, and reviewed the Advisor's compliance with its reimbursement requirements. The Board also considered the Advisor's estimate of the Funds' asset levels at which they would reach breakeven levels by covering allocated overhead costs. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreements are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Funds.

   No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreements, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Funds, and that the Funds' shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

                                    ADVISOR
                        Al Frank Asset Management, Inc.
                         32392 Coast Highway, Suite 260
                            Laguna Beach, CA  92651
                              www.alfrankfunds.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (888) 263-6443

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           Tait, Weller & Baker, LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                             FYE  12/31/2005      FYE  12/31/2004
                             ---------------      ---------------
Audit Fees                        $34,100              $33,500
Audit-Related Fees                N/A                  N/A
Tax Fees                          $4,400               $4,000
All Other Fees                    N/A                  N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees               FYE  12/31/2005    FYE  12/31/2004
----------------------               ---------------    ---------------
Registrant                                N/A                N/A
Registrant's Investment Adviser           N/A                N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. DURING THE LAST SIX MONTHS, THERE HAS BEEN A MATERIAL CHANGE TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES. THE NOMINATING COMMITTEE WILL NOW CONSIDER NOMINEES RECOMMENDED BY SHAREHOLDERS.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   --------------------------------------------

     By (Signature and Title)*<F22>  /s/ Eric M. Banhazl
                                     --------------------------
                                     Eric M. Banhazl, President

     Date   3/7/06
          -----------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F22>  /s/ Eric M. Banhazl
                                     --------------------------
                                     Eric M. Banhazl, President

     Date   3/7/06
          -----------

     By (Signature and Title)*<F22>  /s/ Douglas G. Hess
                                     --------------------------
                                     Douglas G. Hess, Treasurer

     Date   3/7/06
          -----------

*<F22> Print the name and title of each signing officer under his or her signature.